Critical Accounting Estimates and Judgments (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Critical Accounting Estimates and Judgments [Line Items]
Aggregate percentage	100.00%
Raw materials	$ 199,893	$ 809,030
Current [Member]
Critical Accounting Estimates and Judgments [Line Items]
Raw materials	199,227	139,745
Non- current [Member]
Critical Accounting Estimates and Judgments [Line Items]
Raw materials	$ 666	$ 669,285
Bottom of range [member]
Critical Accounting Estimates and Judgments [Line Items]
Term of vest grand	1 year
Top of range [member]
Critical Accounting Estimates and Judgments [Line Items]
Term of vest grand	5 years